Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets
	2024	2023
	US$	US$

Prepayments	8,845,219	3,389,557
Deposits and other receivables	1,328,372	1,491,886
	10,173,591	4,881,443

Portion classified as non-current	(24,608)	(26,072)
Current portion	10,148,983	4,855,371